Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions Parenthetical (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Payables Accruals And Provisions [abstract]
Uncertain Tax Positions	$ 213	$ 218